Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 101,968.95
Total Fee Amount	101,968.95
Total Transaction Valuation	738,370,400.80
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A